SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
U.S. federal statutory rate		21.00%	21.00%
State taxes, net of federal benefit		0.10%
Change in valuation allowance	23.30%	27.36%
Income tax provision		48.46%